Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Income Taxes [Line Items]
Income Tax Benefit - Impact of Tax Legislation	$ 60.1
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	$ 1.1	$ 2.4
Equity Method Investment, Ownership Percentage	50.00%